Class K [Member] Expense Example - Class K - BlackRock Advantage SMID Cap Fund, Inc. - Class K Shares	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	336
Expense Example, with Redemption, 10 Years	$ 778